Redeemable preferred shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Redeemable preferred shares
Redeemable preferred shares
14.	Redeemable preferred shares:

On August 6, 2025, the Company closed a financing termed as the rights offering for total proceeds of $18,428 (the “Rights Offering”). The total proceeds include $1,408 related to the settlement of related party loans, which were extinguished through participation in the Rights Offering. As part of this Rights Offering, the Company reorganized its share structure by:

●	consolidating all classes of shares 10:1
●	exchange all outstanding Class A through Class F redeemable convertible preferred shares and the accrued dividend on the Class F Series 1 redeemable convertible preferred shares (collectively, the “Existing Preferred Shares”) into a new single Class A redeemable convertible preferred shares (“New Class A”) with multiple series or conversion into Class A common shares, as applicable; and
●	issuance of new Class B redeemable convertible preferred shares (“New Class B”) in multiple series to investors participating in the Rights offering and convertible debt holders.

Exchange and conversion terms

The Existing Preferred Shares were consolidated 10:1 and exchanged for New Class A shares with multiple series. If the shareholders participated in the Rights Offering up to their pre-Rights Offering pro-rata shareholding, their 10:1 consolidation was reversed in line with the pro-rata portion of their pre-Rights Offering pro-rata shareholding that they invested. Shareholders who did not participate in the Rights Offering converted their remaining redeemable convertible preferred shares into Class A common shares at the conversion ratio of 1:1. Existing Class F Series 1 redeemable convertible preferred shares were exchanged at a ratio of 1.225:1 to account for accrued dividends under their original issuance terms. As a result, the Company issued 56,010,259 New Class A shares and 11,960,583 Class A common shares in exchange for the Existing Preferred Shares. The Company also issued 12,010,362 Class B Series 2 redeemable convertible preferred shares in exchange for the Existing Preferred Shares.

14.	Redeemable preferred shares (continued):

The Class F Series 1 shareholders who had also invested in the Convertible Notes received a most favoured nation right to allow for the same treatment of their investment as the Convertible Note investors with conversion of their investment into new Class B Series 2 redeemable convertible preferred shares at a 25% discount to the new Class B Series 1 price. Accordingly, the Company issued 12,010,362 new Class B Series 2 redeemable convertible preferred shares in exchange for the existing Class F Series 1 redeemable convertible preferred shares and related accrued dividends on the Class F Series 1 redeemable convertible preferred shares.

New investors and existing preferred shareholders who purchased new Class B Series 1 redeemable convertible preferred shares exceeding to their pre–Rights Offering pro-rata shareholding were eligible to receive 12.542 new Class B Series 3 redeemable convertible preferred shares for each new Class B Series 1 redeemable convertible preferred shares purchased, at an issue price of $0.0001 per new Class B Series 3 share. As a result of the shareholders who invested their pro-rata amount, plus investments over pro-rata and new investors, the Company issued 11,612,203 new Class B Series 1 redeemable preferred shares and 95,229,750 new Class B Series 3 redeemable preferred shares.

Of the New Class B shares issued, related parties of the Company purchased 6,136,975 new Class B Series 1 redeemable convertible preferred shares and 50,414,582 new Class B Series 3 redeemable convertible preferred shares. These purchasers are considered related parties of the Company due to their representation on the Company’s Board of Directors.

The New Class A and Class B redeemable convertible preferred shares are classified as temporary equity in accordance with ASC 480, Distinguishing Liabilities from Equity as they are redeemable upon the occurrence of events not solely within the Company’s control.

14.	Redeemable preferred shares (continued):

Reverse share split

The Company’s shareholders approved a ten-for-one reverse share split of all classes of the Company’s redeemable convertible preferred shares and common shares. All of the Company’s outstanding stock options and share purchase warrants were subject to the reverse share-split with exception of the SIF warrants. In accordance with ASC 260, Earnings per Share, the impact of the Rights Offering reverse share split has been applied retrospectively.

A summary of the Company’s redeemable convertible preferred share features post Rights Offering are noted in the table below:

Features	Class A (Series 1-7)	Class B Series 1	Class B Series 2	Class B Series 3
Issued and outstanding	56,010,259	11,612,203	26,965,385	95,229,714
Convertible into	Class A Common shares	Class A Common shares	Class A Common shares	Class A Common shares
Conversion rate	1:1	1:1	1:1	1:1
Voting	Yes	Yes	Yes	Yes
Dividend	Only if paid on common shares. No fixed amount.	Only if paid on common shares. No fixed amount.	Only if paid on common shares. No fixed amount	Only if paid on common shares. No fixed amount
Redemption at option of holder	No	No	No	No
Liquidation/Deemed liquidation preference	1.0X	2.0X and participating	2.0X and participating	2.0X and participating
Original subscription price per share	Original subscription price	$1.587	$1.1903	$0.00001
Redemption minimum approval requirement	2/3 vote	2/3 vote	2/3 vote	2/3 vote
Redemption amount	Greater of liquidation preference or fair value	Greater of liquidation preference or fair value	Greater of liquidation preference or fair value	Greater of liquidation preference or fair value

12.	Redeemable preferred shares:

On August 6, 2025, the Company closed a financing termed as the Rights Offering for total proceeds of $18,428. The total proceeds includes $1,408 related to the settlement of related party loans, which were extinguished through participation in the Rights Offering (refer to Note 15). Concomitant with the Rights Offering is an additional commitment of CAD 5,000 ($3,572) from the Government of Canada, for total estimated proceeds of $22,000. The Canadian government funding is to be provided under a new amendment to the Company’s contribution agreement with SIF. Subsequent to December 31, 2025, in March 2026, the Company and SIF finalized the amendment to the Amended and Restated SIF Contribution Agreement. Refer to details of the amendment in Note 5. As part of this Rights Offering, the Company reorganized its share structure by:

•	consolidating all classes of shares 10:1.
•

exchange all outstanding Class A through Class F redeemable convertible preferred shares and the accrued dividend on the Class F Series 1 redeemable convertible preferred shares (collectively, the “Existing Preferred Shares”) into a new single Class A redeemable convertible preferred shares (“New Class A”) with multiple series or conversion into Class A common shares, as applicable; and

•	issuance of new Class B redeemable convertible preferred shares (“New Class B”) in multiple series to investors participating in the Rights offering and convertible debt holders.

Exchange and conversion terms

The Existing Preferred Shares were consolidated 10:1 and exchanged for New Class A shares with multiple series. If the shareholders participated in the Rights Offering up to their pre-Rights Offering pro-rata shareholding, their 10:1 consolidation was reversed in line with the pro rata portion of their pre-Rights Offering pro rata shareholding that they invested. Shareholders who did not participate in the Rights Offering converted their remaining redeemable convertible preferred shares into Class A common shares at the conversion ratio of 1:1. Existing Class F Series 1 redeemable convertible preferred shares were exchanged at a ratio of 1.225:1 to account for accrued dividends under their original issuance terms. As a result, the Company issued 56,010,259 New Class A shares and 11,960,583 Class A common shares in exchange for the Existing Preferred Shares. The Company also issued 12,010,362 Class B Series 2 redeemable convertible preferred shares in exchange for the Existing Preferred Shares.

The Class F Series 1 shareholders who had also invested in the Convertible Notes received a most favoured nation (“MFN”) right to allow for the same treatment of their investment as the Convertible Note investors with conversion of their investment into new Class B Series 2 redeemable convertible preferred shares at a 25% discount to the new Class B Series 1 price. Accordingly, the Company issued 12,010,362 new Class B Series 2 redeemable convertible preferred shares in exchange for the existing Class F Series 1 redeemable convertible preferred shares and related accrued dividends on the Class F Series 1 redeemable convertible preferred shares.

New investors and existing preferred shareholders who purchased new Class B Series 1 redeemable convertible preferred shares exceeding to their pre–Rights Offering pro-rata shareholding were eligible to receive 12.542 new Class B Series 3 redeemable convertible preferred shares for each new Class B Series 1 redeemable convertible preferred shares purchased, at an issue price of $0.0001 per new Class B Series 3 share. As a result of the shareholders who invested their pro rata amount, plus investments over pro rata and new investors, the Company issued 11,612,203 new Class B Series 1 redeemable preferred shares and 95,229,750 new Class B Series 3 redeemable preferred shares.

Of the New Class B shares issued, related parties of the Company purchased 6,136,975 new Class B Series 1 redeemable convertible preferred shares and 50,414,582 new Class B Series 3 redeemable convertible preferred shares.

12.	Redeemable preferred shares: (continued)

Also included in the Rights Offering were changes to the Company’s articles of incorporation, including changing the automatic triggers in the event of a public listing for conversion of redeemable convertible preferred shares to Class A common shares by reducing the threshold of gross proceeds to $60,000 and eliminating the minimum pre-money valuation requirement.

The issued and outstanding redeemable convertible preferred shares pre- and post-Rights Offering are noted in the table below. Class A common shares issued in exchange for preferred shareholders who did not participate in the Rights Offering are also noted in the table below:

	Class A	Class B	Class C	Class D	Class E	Class F	Total
Balance at December 31, 2024	22,397,515	37,324,661	7,946,281	22,602,822	77,760,008	12,796,134	180,827,421
Issuances	—	—	—	—	—	—	—
Balance at August 6, 2025	22,397,515	37,324,661	7,946,281	22,602,822	77,760,008	12,796,134	180,827,421
Balance post Rights Offering
Class A Series 1	7,558,992	—	—	—	—	—	7,558,992
Class A Series 2	—	6,737,332	—	—	—	—	6,737,332
Class A Series 3	—	—	1,886,380	—	—	—	1,886,380
Class A Series 4	—	—	—	3,003,862	—	—	3,003,862
Class A Series 5	—	—	—	—	32,857,618	—	32,857,618
Class A Series 6	—	—	—	—	3,872,438	—	3,872,438
Class A Series 7	—	—	—	—	—	93,637	93,637
New Class A Total							56,010,259
Converted to Common A shares	1,483,852	3,058,733	605,990	1,959,896	4,102,995	749,117	11,960,583

The New Class A and Class B redeemable convertible preferred shares are classified as temporary equity in accordance with ASC 480, Distinguishing Liabilities from Equity as they are redeemable upon the occurrence of events not solely within the Company’s control.

The Company assessed the exchange of the New Class A for the Existing Preferred Shares and whether the exchange should be accounted for as a modification or extinguishment under ASC 718, Compensation - Stock Compensation by analogy. We determined the exchange should be accounted for as a modification of the original preferred shares based on a comparison of the terms of the original and new preferred shares including redemption and dividend rights, liquidation preference and the conversion ratio. Consequently, the carrying amount of the existing class A through E preferred shares was transferred to the New Class A with no adjustment to retained earnings as the fair value of the preferred shares was not considered to have increased.

For the Class F Series 1 redeemable convertible preferred shares, a provision existed for a 15% cumulative dividend accrual, which would be added to the original issuance price and converted into shares upon conversion. As this feature did not exist in the New Class A, the change in terms was determined to significantly impact the fair value of the redeemable convertible preferred shares. Consequently, the exchange of the Class F Series 1 redeemable convertible preferred shares was accounted for as an extinguishment. As a result, the difference between the fair value of the New Class A and the carrying amount of the Class F Series 1 redeemable convertible preferred shares resulted in a $137 reduction in accumulated deficit.

In addition, Class F series 1 redeemable convertible preferred shares with MFN rights to exchange their shares at a discount for Class B Series 2 were determined to be a deemed dividend. The fair value of the deemed dividend to the Class F Series 1 redeemable convertible preferred shareholders was estimated at $459 and recognized as an increase in accumulated deficit.

12.	Redeemable preferred shares: (continued)

Conversion of redeemable convertible preferred shares into common shares pursuant to original terms was accounted for as a transfer within equity with no impact on retained earnings.

Reverse share split

In August 2025, the Company’s shareholders approved a ten-for-one reverse share split of all classes of the Company’s redeemable convertible preferred shares and common shares. All of the Company’s outstanding stock options and share purchase warrants were subject to the reverse share-split with exception of the SIF warrants. In accordance with ASC 260, Earnings per Share, the impact of the Rights Offering reverse share split has been applied retrospectively.

A summary of the Company’s redeemable convertible preferred share features post Rights Offering are noted in the table below:

Features	Class A (Series 1-7)	Class B Series 1	Class B Series 2	Class B Series 3
Issued and outstanding	56,010,259	11,612,203	26,965,385	95,229,750
Convertible into	Class A Common shares	Class A Common shares	Class A Common shares	Class A Common shares
Conversion rate	1:1	1:1	1:1	1:1
Voting	Yes	Yes	Yes	Yes
Dividend	Only if paid on common	Only if paid on common	Only if paid on common	Only if paid on common
	shares. No fixed	shares. No fixed	shares. No fixed	shares. No fixed
	amount.	amount.	amount.	amount.
Redemption at option of holder	No	No	No	No
Liquidation/Deemed liquidation preference	1.0X	2.0X and participating	2.0X and participating	2.0X and participating
Original subscription price per share	Original subscription price	$1.587	$1.1903	$0.00001

Redemption minimum approval requirement	2/3 vote	2/3 vote	2/3 vote	2/3 vote
Redemption amount	Greater of liquidation	Greater of liquidation	Greater of liquidation	Greater of liquidation
	preference or fair value	preference or fair value	preference or fair value	preference or fair value

The Board of Directors is entitled to determine or alter the designation and special rights and restrictions attached to each class of preferred shares, subject to approval by the holders of at least 2/3 of the preferred shares.

The preferred shares automatically convert to Class A common shares upon either (i) the closing of the sale of common shares to the public in a firm-commitment underwritten public offering in the United States or Canada resulting in at least $60,000 of gross cash proceeds to the Company, and following such offering, the Class A common shares are listed on the Toronto Stock Exchange, the New York Stock Exchange, the NASDAQ Stock Market (or any successor exchange of any of the foregoing) or any other exchange approved by the preferred shareholders, or, (ii) the completion of a merger, acquisition, or similar transaction involving the Company, its parent, sister company, or a special purpose acquisition company (SPAC) formed for such purposes under U.S. securities laws, including situations where the resulting entity lists its shares on a qualifying stock exchange or registers them for trading in the U.S. or Canada; however, for this conversion to occur, the transaction must afford the Company must receive at least $60,000 in unrestricted cash after covering all associated fees and expenses, or, (iii) an election to convert approved by the preferred shareholders by a 2/3 majority and Class E and Class F preferred shareholders by a majority.

Upon the occurrence of a liquidation event, preferred shares have redemption and liquidation preferences as outlined in the table above. In addition, the preferred shares have certain down-round and antidilution rights that are considered equity-linked embedded features which shall not be separated from the host contract. The shares are conditionally redeemable subject to the occurrence of certain events not solely within the control of the Company. The redemption of all preferred shares is not considered probable.